Assets Acquired and Liabilities Assumed on Acquisition (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	May 31, 2012
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Business acquisition cash acquired	$ 6.9	$ 12.3